Revenues	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Revenues
(16) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2014, net revenues were RMB284,464 (US$45,847), compared to RMB304,950 during the same period in 2013, representing a decrease of RMB20,486 or 6.7%, mainly due to the reduction of average sales price by 8.8%. For further analysis of the factors causing revenue decrease, the reduction of average sales price caused a decrease of RMB27,575 and sales volume factor made an increase of RMB7,089.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2014		December 31, 2013	December 31, 2012
	RMB	US$	RMB	RMB
Sales in China	241,446	38,914	263,076	302,290
Sales in other countries (principally Europe, Asia and North America)	43,018	6,933	41,874	70,576
	284,464	45,847	304,950	372,866

Overseas sales were RMB43,018 (US$6,933,) or 15.1% of total revenues, compared with RMB41,874 or 13.7% of total revenues in 2013. The increase in overseas sales was mainly due to the increased sales volume.

The Company’s revenue by significant types of films for 2014, 2013 and 2012was as follows:

	December 31,2014			December 31,2013		December 31,2012

	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	118,560	19,108	41.7%	142,309	46.7%	202,029	54.2%
Printing film	32,987	5,317	11.6%	27,852	9.1%	42,449	11.4%
Metallized film	6,397	1,031	2.2%	17,686	5.8%	18,886	5.1%
Specialty film	79,609	12,830	28.0%	89,382	29.3%	92,536	24.8%
Base film for other applications	46,911	7,561	16.5%	27,721	9.1%	16,966	4.5%
	284,464	45,847	100.0%	304,950	100.0%	372,866	100.0%

In 2014, sales of specialty films were RMB79,609 (US$12,830) and 28.0% of our total revenues as compared to RMB89,382 and 29.3% in 2013, which was a decrease of RMB9,773, or 10.9%, as compared to the same period in 2013. The decrease was largely attributable to the decrease in sales volume and reduction in sales price for dry films and heat shrinkable films due to the entrances of new competitors..